SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
Share options	$ (239)	$ (10,126)
Exchange rate differences	(53)	(1,595)	$ (17)
Loss from marketable securities, net	(769)	(114)
Interest	(1,033)	(529)	(405)
Financial expenses arising from share options liability		(677)
Others	(261)	(312)	(221)
Financial expenses	$ (2,355)	$ (13,353)	$ (643)